Financial Instruments with Off-Balance-Sheet Risk - Schedule of Fair Value, Off-Balance-Sheet Risks (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial instruments whose contract amounts represent credit risk	$ 1,117,319	$ 1,336,027
Unused Commitments to Extend Credit [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial instruments whose contract amounts represent credit risk	1,010,899	1,217,963
Standby Letters of Credit [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial instruments whose contract amounts represent credit risk	$ 106,420	$ 118,064